Document and Entity Information	Jun. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2023
Entity File Number	814-01360
Entity Registrant Name	FRANKLIN BSP CAPITAL CORPORATION
Entity Central Index Key	0001825248
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2950084
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	Suite 4920
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	588-6700
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false